EQUITY (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Statement of changes in equity [abstract]
Issued and paid up share capital as of January 1	9,613	7,400
Issued during the year - fundraising	5,961	2,213
Issued during the year - other	2	0
Issued and paid up share capital as of December 31	15,576	9,613
Authorized capital	100,000	19,000	30,000